UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06088

Salomon Brothers Institutional Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: February 28

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

SALOMON BROTHERS INSTITUTIONAL

SERIES FUNDS INC

High Yield Bond Fund

Emerging Markets Debt Fund

FORM N-Q

MAY 31, 2005

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited)

May 31, 2005

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 87.9%
Advertising — 0.8%
$100,000	RH Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	$116,250
450,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	447,750
625,000	Vertis, Inc., Secured Notes, 9.750% due 4/1/09	653,125

	Total Advertising	1,217,125

Aerospace/Defense — 2.3%
490,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 8.500% due 5/15/11	517,562
325,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	352,625
550,000	DRS Technologies, Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (a)	563,750
880,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	937,200
1,150,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	1,253,500

	Total Aerospace/Defense	3,624,637

Airlines — 0.2%
	Continental Airlines, Inc.:
93,451	Pass-Through Certificates, Series 981C, 6.541% due 9/15/08	80,338
275,000	Senior Notes, 8.000% due 12/15/05	270,531

	Total Airlines	350,869

Apparel — 0.6%
	Levi Strauss & Co., Senior Notes:
175,000	7.730% due 4/1/12 (a)(e)	163,188
125,000	12.250% due 12/15/12	136,250
575,000	9.750% due 1/15/15 (a)	560,625

	Total Apparel	860,063

Auto Manufacturers — 0.9%
	Ford Motor Co.:
200,000	6.625% due 10/1/28	158,396
1,175,000	7.450% due 7/16/31	985,139
325,000	General Motors Corp., Debentures, 8.375% due 7/15/33	249,527

	Total Auto Manufacturers	1,393,062

Auto Parts & Equipment — 0.9%
650,000	Keystone Automotive Operations, Inc., Senior Subordinated Notes, 9.750% due 11/1/13	640,250
525,000	Tenneco Automotive, Inc., 8.625% due 11/15/14	509,250
268,000	TRW Automotive, Inc., Senior Notes, 9.375% due 2/15/13	290,780

	Total Auto Parts & Equipment	1,440,280

Building Materials — 0.5%
350,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	315,000
650,000	Ply Gem Industries, Inc., Senior Subordinated Notes, 9.000% due 2/15/12	516,750

	Total Building Materials	831,750

Chemicals — 5.6%
	Airgas, Inc.:
500,000	Medium-Term Note, 7.750% due 9/15/06	518,750
400,000	Senior Subordinated Notes, 9.125% due 10/1/11	434,000
104,546	Applied Extrusion Technologies, Inc., 12.000% due 3/15/12 (a)	104,862
300,000	Compass Minerals Group, Inc., Senior Subordinated Notes, 10.000% due 8/15/11	328,500
525,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	581,438
325,000	Ethyl Corp., 8.875% due 5/1/10	339,625
396,000	Huntsman International LLC, 10.125% due 7/1/09	412,830

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Chemicals (continued)
$550,000	Innophos, Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (a)	$539,000
500,000	ISP Chemco, Inc., Senior Subordinated Notes, 10.250% due 7/1/11	541,250
500,000	Key Plastics Holdings, Inc., Senior Subordinated Notes, Series B, 10.250% due 3/15/07 (b)(c)(d)	625
	Lyondell Chemical Co., Secured Notes:
300,000	11.125% due 7/15/12	341,625
10,000	Series B, 9.875% due 5/1/07	10,300
400,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	458,000
675,000	Millennium America, Inc., 9.250% due 6/15/08	730,687
600,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	630,000
675,000	OM Group, Inc., 9.250% due 12/15/11	671,625
525,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	569,625
	Rhodia SA:
300,000	Senior Notes, 7.625% due 6/1/10	289,500
425,000	Senior Subordinated Notes, 8.875% due 6/1/11	410,125
500,000	UAP Holding Corp., Senior Discount Notes, step bond to yield 10.750% due 7/15/12 (e)	402,500
276,000	Westlake Chemical Corp., 8.750% due 7/15/11	300,840

	Total Chemicals	8,615,707

Coal — 0.2%
250,000	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	273,750

Commercial Services — 2.2%
475,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	453,625
325,000	Brand Services, Inc., Senior Subordinated Notes, 12.000% due 10/15/12	359,125
	Cenveo Corp.:
275,000	Senior Notes, 9.625% due 3/15/12	296,312
500,000	Senior Subordinated Notes, 7.875% due 12/1/13	476,250
350,000	Corrections Corp. of America, Senior Notes, 6.250% due 3/15/13 (a)	340,375
	Iron Mountain, Inc., Senior Subordinated Notes:
225,000	8.625% due 4/1/13	230,625
1,230,000	7.750% due 1/15/15	1,217,700

	Total Commercial Services	3,374,012

Computers — 0.8%
525,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	565,688
650,000	Unisys Corp., Senior Notes, 6.875% due 3/15/10	640,250

	Total Computers	1,205,938

Cosmetics/Personal Care — 0.4%
475,000	Del Laboratories, Inc., Senior Subordinated Notes, 8.000% due 2/1/12 (a)	406,125
200,000	Elizabeth Arden, Inc., 7.750% due 1/15/14	207,500

	Total Cosmetics/Personal Care	613,625

Distribution/Wholesale — 0.4%
300,000	Buhrmann US, Inc., 7.875% due 3/1/15 (a)	286,500
346,000	Wesco Distribution, Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08	351,190

	Total Distribution/Wholesale	637,690

Diversified Financial Services — 4.9%
370,387	Airplanes Pass-Through Trust, Senior Notes, Series D, 10.875% due 3/15/12 (b)(c)(d)	0
713,000	Alamosa Delaware, Inc., Senior Discount Notes, step bond to yield 15.082% due 7/31/09 (e)	782,518

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†		Security	Value
Diversified Financial Services (continued)
$578,000		BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	$651,695
325,000		Borden US Finance Corp., Second Priority Secured Notes, 9.000% due 7/15/14 (a)	329,875
		Ford Motor Credit Co.:
		Notes:
575,000		7.875% due 6/15/10	559,400
250,000		7.000% due 10/1/13	233,225
400,000		Senior Notes, 7.250% due 10/25/11	378,394
		General Motors Acceptance Corp.:
100,000		6.875% due 9/15/11	87,316
1,550,000		Bonds, 8.000% due 11/1/31	1,299,765
250,000	EUR	Medium-Term Notes, Series E, 6.000% due 7/3/08	289,299
		Notes:
350,000		7.250% due 3/2/11	312,351
1,000,000		6.750% due 12/1/14	849,585
600,000		Global Cash Access, Inc., Senior Subordinated Notes, 8.750% due 3/15/12	646,500
100,000		Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	114,500
675,000		Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	631,125
525,000		Vanguard Health Holdings I, Senior Discount Notes, zero coupon bond to yield 9.742% due 10/1/15 (e)	370,125

		Total Diversified Financial Services	7,535,673

Electric — 4.7%
		AES Corp., Senior Notes:
125,000		9.500% due 6/1/09	139,375
950,000		9.375% due 9/15/10	1,073,500
125,000		8.875% due 2/15/11	138,750
550,000		Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07 (a)	616,000
		Calpine Corp., Senior Secured Notes:
775,000		8.500% due 7/15/10 (a)	565,750
285,000		8.750% due 7/15/13 (a)	203,063
300,000		Calpine Generating Co. LLC, Secured Notes, 12.390% due 4/1/11 (e)	264,000
		Edison Mission Energy, Senior Notes:
275,000		10.000% due 8/15/08	306,625
500,000		7.730% due 6/15/09	522,500
425,000		9.875% due 4/15/11	493,000
		Mirant Americas Generation LLC:
225,000		Senior Notes, 9.125% due 5/1/31 (b)	236,812
225,000		Senior Secured Notes, 7.625% due 5/1/06 (b)	260,437
1,037,000		NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (a)	1,099,220
		Reliant Energy, Inc., Senior Secured Notes:
500,000		9.250% due 7/15/10	540,000
650,000		9.500% due 7/15/13	711,750
75,000		Texas Genco LLC, Senior Notes, 6.875% due 12/15/14 (a)	77,438

		Total Electric	7,248,220

Electrical Components & Equipment — 0.1%
200,000		Kinetek, Inc., Senior Notes, Series D, 10.750% due 11/15/06	183,000

Electronics — 0.3%
75,000		L-3 Communications Corp., Senior Subordinated Notes, 6.125% due 7/15/13	74,625
175,000		Muzak LLC, Senior Notes, 10.000% due 2/15/09	140,875

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Electronics (continued)
$475,000	Muzak LLC/Muzak Finance Corp., 9.875% due 3/15/09	$211,375

	Total Electronics	426,875

Entertainment — 4.1%
675,000	Argosy Gaming Co., Senior Subordinated Notes, 7.000% due 1/15/14	747,562
650,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	637,000
925,000	Cinemark, Inc., Senior Discount Notes, step bond to yield 9.035% due 3/15/14 (e)	654,438
625,000	Herbst Gaming, Inc., Senior Subordinated Notes, 8.125% due 6/1/12	662,500
675,000	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7.000% due 3/1/14	666,562
50,000	Loews Cineplex Entertainment Acquisition Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (a)	48,750
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14	76,969
350,000	6.875% due 2/15/15 (a)	354,813
350,000	Penn National Gaming, Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (a)	343,000
650,000	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.250% due 3/15/12	656,500
250,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12 (a)	246,250
775,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	786,625
	Six Flags, Inc., Senior Notes:
275,000	9.750% due 4/15/13	246,125
300,000	9.625% due 6/1/14	263,250

	Total Entertainment	6,390,344

Environmental Control — 1.3%
600,000	Aleris International, Inc., Senior Secured Notes, 10.375% due 10/15/10	669,000
	Allied Waste North America, Inc.:
	Senior Notes:
400,000	7.250% due 3/15/15 (a)	388,000
225,000	Series B, 7.375% due 4/15/14	208,125
683,000	Senior Secured Notes, Series B, 9.250% due 9/1/12	737,640
500,000	Safety Kleen Services, Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(d)	2,005

	Total Environmental Control	2,004,770

Food — 1.1%
256,247	Ahold Lease USA, Inc., Series A-1, 7.820% due 1/2/20 (e)	269,219
	Doane Pet Care Co.:
375,000	Senior Notes, 10.750% due 3/1/10	398,438
250,000	Senior Subordinated Notes, 9.750% due 5/15/07	245,000
	Dole Food Co., Inc.:
100,000	7.250% due 6/15/10*	102,000
32,000	Senior Notes, 8.875% due 3/15/11	34,240
90,363	Nutritional Sourcing Corp., 10.125% due 8/1/09	68,224
750,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	645,000

	Total Food	1,762,121

Forest Products & Paper — 2.0%
550,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30	495,000
	Appleton Papers, Inc.:
450,000	Senior Notes, 8.125% due 6/15/11	444,375
150,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	148,500
325,000	Blue Ridge Paper Products, Inc., Secured Notes, 9.500% due 12/15/08	313,625
45,000	Bowater Canada Finance, 7.950% due 11/15/11	46,350
	Buckeye Technologies, Inc.:
300,000	Senior Notes, 8.500% due 10/1/13	312,000

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Forest Products & Paper (continued)
$320,000	Senior Subordinated Notes, 9.250% due 9/15/08	$322,400
650,000	Newark Group, Inc., Senior Subordinated Notes, 9.750% due 3/15/14	549,250
425,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	384,625

	Total Forest Products & Paper	3,016,125

Healthcare-Products — 0.6%
600,000	Medical Device Manufacturing, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	639,000
325,000	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	351,000

	Total Healthcare-Products	990,000

Healthcare-Services — 3.6%
650,000	AmeriPath, Inc., Senior Notes, 10.500% due 4/1/13	659,750
465,000	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	465,000
	DaVita, Inc.:
380,000	Senior Notes, 6.625% due 3/15/13 (a)	385,700
70,000	Senior Subordinated Notes, 7.250% due 3/15/15 (a)	70,700
680,000	Extendicare Health Services, Inc., 9.500% due 7/1/10	737,800
	HCA, Inc.:
	Debentures:
40,000	6.250% due 2/15/13*	40,741
100,000	7.190% due 11/15/15	104,470
325,000	Notes, 6.375% due 1/15/15	332,886
700,000	IASIS Healthcare LLC, Senior Subordinated Notes, 8.750% due 6/15/14	752,500
325,000	InSight Health Services Corp., Senior Subordinated Notes, 9.875% due 11/1/11	279,500
350,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 10.625% due 6/15/13	386,750
	Tenet Healthcare Corp.:
	Senior Notes:
200,000	6.500% due 6/1/12	192,000
150,000	9.875% due 7/1/14	162,000
320,000	6.875% due 11/15/31	263,200
700,000	Senior Unsecured Notes, 7.375% due 2/1/13	689,500

	Total Healthcare-Services	5,522,497

Holding Companies-Diversified — 0.7%
650,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14 (a)	615,875
420,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	412,650

	Total Holding Companies-Diversified	1,028,525

Home Furnishings — 0.9%
5661,000	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08	520,720
300,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	303,000
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	610,500

	Total Home Furnishings	1,434,220

Household Products/Wares — 0.3%
500,000	Playtex Products, Inc., Senior Subordinated Notes, 9.375% due 6/1/11	526,250

Internet — 0.4%
632,000	FTD, Inc., Senior Notes, 7.750% due 2/15/14	609,880

Iron-Steel — 0.2%
275,000	AK Steel Corp., Senior Notes, 7.875% due 2/15/09	261,250

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Iron-Steel (continued)
$500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(d)*	$0

	Total Iron-Steel	261,250

Leisure Time — 0.9%
500,000	AMF Bowling Worldwide, Inc., Senior Subordinated Notes, 10.000% due 3/1/10	505,000
550,000	Equinox Holdings, Inc., Senior Notes, 9.000% due 12/15/09	569,250
350,000	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12	259,000

	Total Leisure Time	1,333,250

Lodging — 4.5%
	Boyd Gaming Corp., Senior Subordinated Notes:
550,000	8.750% due 4/15/12*	599,500
600,000	6.750% due 4/15/14*	612,000
	Caesars Entertainment, Inc., Senior Subordinated Notes:
125,000	9.375% due 2/15/07	134,063
225,000	8.875% due 9/15/08	249,187
500,000	8.125% due 5/15/11	570,625
425,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.260% due 7/15/10 (a)	461,125
28,000	HMH Properties, Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	28,630
610,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	710,650
500,000	John Q. Hammons Hotels LP, First Mortgage Notes, Series B, 8.875% due 5/15/12	546,250
600,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	645,000
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	532,125
	MGM MIRAGE, Inc.:
50,000	Senior Notes, 6.750% due 9/1/12	51,375
1,100,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,193,500
625,000	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16	645,312

	Total Lodging	6,979,342

Machinery-Construction & Mining — 0.4%
	Terex Corp.:
200,000	9.250% due 7/15/11	217,000
350,000	Senior Subordinated Notes, Series B, 10.375% due 4/1/11	381,500

	Total Machinery-Construction & Mining	598,500

Machinery-Diversified — 1.1%
575,000	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11 (a)	609,500
150,000	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	147,750
400,000	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	431,000
450,000	NMHG Holding Co., 10.000% due 5/15/09	479,250

	Total Machinery-Diversified	1,667,500

Media — 8.7%
	Cablevision Systems Corp., Senior Notes:
1,000,000	7.880% due 4/1/09 (a)(e)	1,055,000
550,000	Series B, 8.000% due 4/15/12	580,938
723,106	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12 (a)	755,646
650,000	CBD Media Holdings LLC, 9.250% due 7/15/12	637,000
1,700,000	Charter Communications Holdings II LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, step bond to yield 20.576% due 5/15/11 (e)	1,109,250
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Media (continued)
	Senior Discount Notes:
$125,000	Step bond to yield 25.368% due 1/15/11 (e)	$95,625
175,000	Step bond to yield 22.127% due 1/15/12 (e)	102,375
	Senior Notes:
225,000	8.625% due 4/1/09	168,188
1,075,000	10.750% due 10/1/09	838,500
	CSC Holdings, Inc.:
65,000	Debentures, 7.625% due 7/15/18	67,925
115,000	Senior Notes, 7.250% due 7/15/08	119,169
440,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	504,900
	Dex Media, Inc., Discount Notes (e):
1,050,000	Step bond to yield 8.328% due 11/15/13	840,000
100,000	Step bond to yield 7.953% due 11/15/13	80,000
422,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	469,475
	EchoStar DBS Corp.:
1,450,000	6.625% due 10/1/14 (a)	1,460,875
85,000	Senior Notes, 6.375% due 10/1/11	86,275
200,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.495% due 10/15/13 (e)	138,000
575,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	621,000
625,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	679,687
200,000	Nexstar Finance Holdings LLC/ Nexstar Finance Holdings, Inc., Senior Discount Notes, step bond to yield 9.347% due 4/1/13	150,000
525,000	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11 (e)	574,875
600,000	Radio One, Inc., Series B, 8.875% due 7/1/11	646,500
695,000	Sinclair Broadcast Group, Inc., 8.000% due 3/15/12	724,537
325,000	Yell Finance BV, step bond to yield 11.139% due 8/1/11 (e)	318,500
600,000	Young Broadcasting, Inc., Senior Subordinated Notes, 10.000% due 3/1/11	595,500

	Total Media	13,419,740

Metal Fabricate-Hardware — 1.3%
110,000	Freeport-McMoRan Copper & Gold, Inc., 7.500% due 11/15/06	113,025
575,000	Mueller Group, Inc., Senior Subordinated Notes, 10.000% due 5/1/12	606,625
675,000	Novelis, Inc., Senior Notes, 7.250% due 2/15/15 (a)	664,875
575,000	Wolverine Tube, Inc., Senior Notes, 10.500% due 4/1/09	560,625

	Total Metal Fabricate-Hardware	1,945,150

Miscellaneous Manufacturing — 1.3%
600,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	568,500
1,075,000	Koppers, Inc., 9.875% due 10/15/13	1,150,250
375,000	Park-Ohio Industries, Inc., Senior Subordinated Notes, 8.375% due 11/15/14 (a)	311,250

	Total Miscellaneous Manufacturing	2,030,000

Office Furnishings — 0.4%
600,000	Interface, Inc., Senior Subordinated Notes, 9.500% due 2/1/14	603,000

Oil & Gas — 3.0%
	Chesapeake Energy Corp., Senior Notes:
825,000	7.500% due 6/15/14	897,187
130,000	6.375% due 6/15/15 (a)	133,250
250,000	Costilla Energy, Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (b)(c)(d)	0
750,000	EXCO Resources, Inc., 7.250% due 1/15/11	735,000

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Oil & Gas (continued)
$75,000	Forest Oil Corp., 7.750% due 5/1/14*	$81,000
325,000	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	359,125
475,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	508,250
500,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	517,500
800,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	860,000
555,000	Vintage Petroleum, Inc., Senior Subordinated Notes, 7.875% due 5/15/11	588,300

	Total Oil & Gas	4,679,612

Oil & Gas Services — 0.8%
325,000	Chesapeake Energy Corp., Senior Notes, REGS, 7.000% due 8/15/14	344,500
	Hanover Compressor Co.:
250,000	Senior Notes, 9.000% due 6/1/14	260,000
475,000	Subordinated Notes, zero coupon bond to yield 10.348% due 3/31/07 (e)	413,250
90,000	Key Energy Services, Inc., Series C, 8.375% due 3/1/08	92,925
175,000	Universal Compression, Inc., Senior Notes, 7.250% due 5/15/10	179,594

	Total Oil & Gas Services	1,290,269

Packaging & Containers — 3.8%
575,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	465,750
550,000	Berry Plastics Corp., 10.750% due 7/15/12	599,500
	Graphic Packaging International Corp.:
90,000	Senior Notes, 8.500% due 8/15/11	90,000
325,000	Senior Subordinated Notes, 9.500% due 8/15/13	318,500
475,000	Jefferson Smurfit Corp., 8.250% due 10/1/12	469,063
575,000	Owens-Brockway Glass Container, Inc., Secured Notes, 8.750% due 11/15/12	635,375
875,000	Plastipak Holdings, Inc., 10.750% due 9/1/11	960,312
225,000	Pliant Corp., Senior Secured Notes, 11.125% due 9/1/09	218,250
525,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	387,188
	Smurfit-Stone Container Enterprises, Inc., Senior Notes:
645,000	9.750% due 2/1/11	685,312
400,000	8.375% due 7/1/12	401,000
650,000	Tekni-Plex, Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)	562,250

	Total Packaging & Containers	5,792,500

Pharmaceuticals — 0.7%
500,000	aaiPharma, Inc., 11.000% due 4/1/10 (b)	230,000
575,000	Jean Coutu Group PJC, Inc., Senior Notes, 7.625% due 8/1/12	589,375
300,000	Leiner Health Products, Inc., Senior Subordinated Notes, 11.000% due 6/1/12	304,500

	Total Pharmaceuticals	1,123,875

Pipelines — 4.1%
	Dynegy Holdings, Inc.:
	Senior Debentures:
775,000	7.125% due 5/15/18	701,375
225,000	7.625% due 10/15/26	201,375
300,000	Senior Notes, 8.750% due 2/15/12	312,375
750,000	Senior Secured Notes, 9.875% due 7/15/10 (a)	819,375
	El Paso Corp.:
1,150,000	7.875% due 6/15/12	1,161,500
	Senior Medium-Term Note:
575,000	7.800% due 8/1/31	541,219
575,000	7.750% due 1/15/32	539,062
	The Williams Cos., Inc.:
900,000	7.625% due 7/15/19	999,000
575,000	7.875% due 9/1/21	641,125
	Notes:

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Pipelines (continued)
$100,000	7.125% due 9/1/11	$107,500
200,000	8.750% due 3/15/32	235,500

	Total Pipelines	6,259,406

Real Estate — 0.2%
292,000	CB Richard Ellis Services, Inc., Senior Notes, 9.750% due 5/15/10	327,405

REITS — 1.2%
	Host Marriott LP, Senior Notes:
1,000,000	7.125% due 11/1/13	1,035,000
100,000	6.375% due 3/15/15 (a)	98,250
	MeriStar Hospitality Corp., Senior Notes:
350,000	9.000% due 1/15/08	358,750
325,000	9.125% due 1/15/11	333,937

	Total REITS	1,825,937

Retail — 3.7%
500,000	Buffets, Inc., Senior Subordinated Notes, 11.250% due 7/15/10	497,500
350,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	357,000
675,000	CSK Auto, Inc., Senior Subordinated Notes, 7.000% due 1/15/14	635,344
275,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	235,125
370,000	Flooring Amer, Inc., Senior Subordinated Notes, Series B, 9.250% due 10/15/07 (b)(c)(d)*	0
300,000	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12*	283,500
625,000	General Nutrition Centers, Inc., Senior Subordinated Notes, 8.500% due 12/1/10*	479,687
650,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08	523,250
489,000	Jafra Cosmetics International, Inc., Senior Subordinated Notes, 10.750% due 5/15/11	547,680
650,000	Jo Ann Stores, Inc., Senior Subordinated Notes, 7.500% due 3/1/12*	659,750
350,000	PETCO Animal Supplies, Inc., Senior Subordinated Notes, 10.750% due 11/1/11	390,250
	Rite Aid Corp.:
550,000	11.250% due 7/1/08	581,625
150,000	Notes, 7.125% due 1/15/07	150,000
450,000	Sbarro, Inc., Senior Notes, 11.000% due 9/15/09	438,750

	Total Retail	5,779,461

Semi-conductors — 0.5%
	Amkor Technology, Inc.:
	Senior Notes:
250,000	9.250% due 2/15/08	228,125
450,000	7.125% due 3/15/11*	369,000
150,000	Senior Subordinated Notes, 10.500% due 5/1/09	114,000

	Total Semi-conductors	711,125

Telecommunications — 9.8%
	American Tower Corp., Senior Notes:
19,000	9.375% due 2/1/09	20,021
850,000	7.500% due 5/1/12	892,500
315,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 13.409% due 8/1/08	241,762
65,000	American Towers, Inc., 7.250% due 12/1/11*	68,413
575,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	733,125
425,000	Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations, Senior Notes, 8.125% due 2/1/14	442,000

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Telecommunications (continued)
	Crown Castle International Corp., Senior Notes:
$25,000	10.750% due 8/1/11	$26,719
225,000	9.375% due 8/1/11*	249,469
900,000	Series B, 7.500% due 12/1/13	1,023,750
	Insight Midwest LP/Insight Capital, Inc., Senior Notes:
325,000	9.750% due 10/1/09*	339,625
225,000	10.500% due 11/1/10	240,750
225,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (a)(e)	229,500
1,600,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	1,392,000
875,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	982,187
	Nextel Communications, Inc., Senior Notes:
65,000	6.875% due 10/31/13	69,388
1,485,000	7.375% due 8/1/15	1,613,081
150,000	NTL Cable PLC, 8.750% due 4/15/14	154,500
650,000	PanAmSat Corp., 9.000% due 8/15/14	710,125
1,000,000	Qwest Corp., Notes, 9.125% due 3/15/12 (a)	1,090,000
	Qwest Services Corp.:
565,000	14.000% due 12/15/14 (a)	670,937
1,050,000	Notes, 13.500% due 12/15/10 (a)	1,202,250
	SBA Communications Corp.:
550,000	Senior Discount Notes, zero coupon bond to yield 7.891% due 12/15/11	484,000
175,000	Senior Notes, 8.500% due 12/1/12 (a)	186,375
410,000	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	435,625
675,000	Ubiquitel Operating Co., Senior Notes, 9.875% due 3/1/11	732,375
400,000	Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	458,000
750,000	Zeus Special Subsidiary Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (a)	478,125

	Total Telecommunications	15,166,602

Textiles — 0.3%
	Simmons Bedding Co.:
125,000	Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (a)(e)	55,625
450,000	Senior Subordinated Notes, 7.875% due 1/15/14	398,250

	Total Textiles	453,875

Transportation — 0.2%
500,000	Holt Group, Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(d)*	0
300,000	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (a)	316,875

	Total Transportation	316,875

	TOTAL CORPORATE BONDS & NOTES (Cost — $137,664,631)	135,681,682

ESCROWED SECURITIES — 0.0%(c)
375,000	Breed Technologies, Inc. (b)(d)*	0
250,000	Imperial Holly Corp. *	0
375,000	Pillowtex Corp. *	0
264,806	Vlasic Foods International, Inc. (b)(d)*	9,586

	TOTAL ESCROWED SECURITIES (Cost — $0)	9,586

Shares	Security	Value
COMMON STOCK — 2.6%
CONSUMER DISCRETIONARY — 0.5%
Household Durables — 0.0%
2,998	Mattress Discounters Corp. (c)(d)*	0

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Shares	Security	Value
Media — 0.5%
90,494	UnitedGlobalCom, Inc., Class A Shares *	$823,495

	TOTAL CONSUMER DISCRETIONARY	823,495

INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (c)(d)*	47,416

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
4,055	Axiohm Transaction Solutions, Inc. (c)(d)*	0

MATERIALS — 0.2%
Chemicals — 0.2%
9,957	Applied Extrusion Technologies, Inc., Class A Shares (c)*	231,836

TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 1.9%
18,350	NTL, Inc. *	1,179,538
16,661	SpectraSite, Inc. *	1,063,805
32,887	Telewest Global, Inc. *	687,667

	TOTAL TELECOMMUNICATION SERVICES	2,931,010

	TOTAL COMMON STOCK (Cost — $3,851,162)	4,033,757

PREFERRED STOCK — 0.9%
FINANCIALS — 0.3%
Commercial Banks — 0.3%
30,000	Delphi Trust I *	495,000

Diversified Financial Services — 0.0%
439	TCR Holdings Corp., Class B Shares (c)(d)*	1
241	TCR Holdings Corp., Class C Shares (c)(d)*	0
636	TCR Holdings Corp., Class D Shares (c)(d)*	1
1,316	TCR Holdings Corp., Class E Shares (c)(d)*	1

		3

	TOTAL FINANCIALS	495,003

TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
897	Alamosa Holdings, Inc., 7.500% Cumulative Convertible, Series B	828,267

	TOTAL PREFERRED STOCK (Cost — $1,089,681)	1,323,270

Warrants
WARRANTS — 0.1%
Household Products/Wares — 0.0%
250	Brown Jordan International, Inc., expires 8/15/07 (a)(d)*	2
500	Mattress Discounters Corp., expires 7/15/07 (a)(c)(d)*	0
2,521	Pillowtex Corp., expires 11/24/09 (c)(d)*	3

	Total Household Products/Wares	5

Communications Equipment — 0.1%
315	American Tower Corp., expires 8/1/08 (a)*	80,090
200	Leap Wireless International, Inc., expires 4/15/10 (a)(c)(d)*	0

	Total Communications Equipment	80,090

Diversified Financial Services — 0.0%
803,849	ContiFinancial Corp., Units of Interest, expires 3/23/05 (c)(d)*	1,005

	TOTAL WARRANTS (Cost — $38,940)	81,100

	TOTAL INVESTMENTS BEFORE SHORT—TERM INVESTMENTS (Cost — $142,644,414)	141,129,395

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 6.9%
REPURCHASE AGREEMENTS — 6.9%
$6,000,000	Interest in $579,182,000 joint tri-party repurchase agreement dated 5/31/05 with Merrill Lynch & Co., Inc., 3.020% due 6/1/05, Proceeds at maturity - $6,000,503; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.980% due 6/8/05 to 2/12/24; Market value - $6,120,005)	$6,000,000
4,687,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deustche Bank Securities, Inc., 3.050% due 6/1/05, Proceeds at maturity - $4,687,397; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market Value - $4,780,742)	4,687,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,687,000)	10,687,000

	TOTAL INVESTMENTS — 98.4% (Cost — $153,331,414#)	151,816,395
	Other Assets In Excess of Liabilities — 1.6%	2,497,100

	TOTAL NET ASSETS — 100.0%	$154,313,495

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is currently in default.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(d)	Illiquid Security.

(e)	Variable rate securities or step coupon bonds. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

Currency abbreviation used in this schedule:

EUR      — Euro Currency

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited)

May 31, 2005

Face Amount†		Security	Value
SOVEREIGN BONDS — 87.5%
Argentina — 4.9%
		Republic of Argentina:
20,000	DEM	7.875% due 7/29/05 (a)‡	$4,198
25,000	DEM	11.250% due 4/10/06 (a)‡	5,493
30,000	EUR	10.250% due 1/26/07 (a)‡	13,058
70,000	EUR	8.000% due 2/26/08 (a)‡	29,699
45,000	EUR	8.250% due 7/6/10 (a)(b)‡	18,575
225,000		3.010% due 8/3/12 (a)(b)	200,813
35,000	DEM	10.250% due 2/6/49 (a)‡	7,769
90,000	DEM	7.000% due 3/18/49 (a)‡	19,290
50,000	EUR	9.000% due 6/20/49 (a)‡	20,815
770,000	EUR	8.500% due 7/1/49 (a)‡	318,983
20,000	DEM	9.000% due 9/19/49 (a)‡	4,167
25,000	EUR	9.250% due 10/21/49 (a)‡	11,016
40,000	DEM	10.500% due 11/14/49 (a)‡	8,237
1,645,000		Discount Bonds, Series L-GL, 4.343% due 3/31/23 (a)(b)‡	996,541
		Medium-Term Notes:
100,000,000	ITL	Series 1, 8.000% due 10/30/09 (a)‡	20,792
		Series E:
195,000,000	ITL	4.638% due 7/13/05 (a)(b)‡	40,570
60,000	EUR	10.000% due 2/22/07 (a)‡	25,886
95,000,000	ITL	7.625% due 8/11/07 (a)‡	20,071
40,000	EUR	8.500% due 7/30/10 (a)‡	16,457
483,000	EUR	8.750% due 2/4/49 (a)	157,802
30,000,000	ITL	7.000% due 3/18/49 (a)‡	6,495
25,000	EUR	9.000% due 5/24/49 (a)(c)‡	10,472
25,000	EUR	7.125% due 6/10/49 (a)‡	10,329
20,000	EUR	9.250% due 7/20/49 (a)‡	8,278
20,000	EUR	8.125% due 10/4/49 (a)‡	8,103
2,355,000		Par Bonds, Series L-GP, 6.000% due 3/31/23 (a)‡	1,436,432
75,000	DEM	Senior Notes, 9.000% due 11/19/08 (a)‡	15,396

		Total Argentina	3,435,737

Brazil — 21.1%
		Federative Republic of Brazil:
700,000		8.750% due 2/4/25	708,750
2,200,000		12.250% due 3/6/30	2,884,750
375,000		11.000% due 8/17/40	445,500
5,193,011		C Bonds, 8.000% due 4/15/14 (d)	5,306,608
5,694,779		DCB, Series L, 4.313% due 4/15/12 (b)	5,472,327

		Total Brazil	14,817,935

Bulgaria — 0.9%
		Republic of Bulgaria:
100,000		8.250% due 1/15/15 (c)	125,500
514,286		FLIRB, Series A, 3.750% due 7/28/12 (b)	515,571

		Total Bulgaria	641,071

Chile — 1.4%
950,000		Republic of Chile, Collective Action Securities, 3.587% due 1/28/08 (b)	955,700

Colombia — 4.7%
		Republic of Colombia:
25,000		10.500% due 7/9/10	29,375
375,000		10.750% due 1/15/13	447,656
200,000		8.700% due 2/15/16	207,500

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Colombia (continued)
1,240,000	11.750% due 2/25/20	$1,596,500
465,000	8.125% due 5/21/24	459,188
455,000	10.375% due 1/28/33	528,937

	Total Colombia	3,269,156

Costa Rica — 0.4%
250,000	Republic of Costa Rica, 8.050% due 1/31/13 (c)	266,875

Ecuador — 1.0%
885,000	Republic of Ecuador, step bond to yield 12.607% due 8/15/30 (b)	698,708

El Salvador — 0.9%
560,000	Republic of El Salvador, 7.750% due 1/24/23 (c)	618,800

Malaysia — 1.2%
	Federation of Malaysia:
350,000	8.750% due 6/1/09	406,155
400,000	7.500% due 7/15/11	464,387

	Total Malaysia	870,542

Mexico — 17.0%
	United Mexican States:
1,675,000	11.375% due 9/15/16	2,503,287
1,725,000	8.125% due 12/30/19	2,113,125
	Medium-Term Notes:
295,000	8.300% due 8/15/31	365,063
	Series A:
4,140,000	6.625% due 3/3/15	4,537,440
925,000	8.000% due 9/24/22	1,125,262
1,085,000	7.500% due 4/8/33	1,247,750

	Total Mexico	11,891,927

Panama — 3.2%
	Republic of Panama:
1,470,000	9.375% due 7/23/12-4/1/29	1,782,750
275,000	7.250% due 3/15/15	294,937
175,000	8.875% due 9/30/27	205,188

	Total Panama	2,282,875

Peru — 4.1%
	Republic of Peru:
425,000	9.875% due 2/6/15	520,094
2,460,150	FLIRB, 5.000% due 3/7/17 (b)	2,342,678

	Total Peru	2,862,772

Philippines — 4.0%
	Republic of the Philippines:
425,000	8.375% due 2/15/11	440,937
275,000	8.250% due 1/15/14	281,187
375,000	8.875% due 3/17/15	395,391
225,000	9.375% due 1/18/17	243,563
1,100,000	10.625% due 3/16/25	1,238,160
200,000	Senior Notes, 9.500% due 2/2/30	204,125

	Total Philippines	2,803,363

Russia — 10.8%
100,000	Aries Vermogensverwaltung GmbH, Russian Federation, Credit-Linked Notes, Series C, 9.600% due 10/25/14 (c)	128,625
	Russian Federation:

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Face Amount†	Security	Value
Russia (continued)
125,000	8.250% due 3/31/10 (c)	$136,719
560,000	11.000% due 7/24/18	821,800
950,000	12.750% due 6/24/28 (c)	1,688,625
4,360,000	Step bond to yield 5.770% due 3/31/30 (c)	4,795,782

	Total Russia	7,571,551

South Africa — 1.7%
	Republic of South Africa:
75,000	9.125% due 5/19/09	87,469
975,000	6.500% due 6/2/14	1,081,031

	Total South Africa	1,168,500

Turkey — 4.6%
	Republic of Turkey:
315,000	12.375% due 6/15/09	385,875
75,000	11.750% due 6/15/10	92,437
1,025,000	11.500% due 1/23/12	1,281,250
250,000	11.000% due 1/14/13	310,000
450,000	11.875% due 1/15/30	626,625
475,000	Collective Action Securities, 9.500% due 1/15/14	553,375

	Total Turkey	3,249,562

Ukraine — 1.1%
	Republic of Ukraine:
102,671	11.000% due 3/15/07 (c)	109,602
625,000	6.365% due 8/5/09 (b)(d)	670,312

	Total Ukraine	779,914

Uruguay — 0.7%
542,375	Republic of Uruguay, 7.875% due 1/15/33 (e)	473,222

Venezuela — 3.8%
	Republic of Venezuela:
375,000	5.375% due 8/7/10	342,188
2,302,000	8.500% due 10/8/14	2,319,265

	Total Venezuela	2,661,453

	TOTAL SOVEREIGN BONDS (Cost — $56,189,465)	61,319,663

CORPORATE BONDS & NOTES — 7.8%
Luxembourg — 3.0%
1,700,000	Gaz Capital, Notes, 8.625% due 4/28/34	2,057,000

Malaysia — 0.5%
300,000	Petronas Capital Ltd., 7.875% due 5/22/22 (c)	373,762

Mexico — 4.3%
	Pemex Project Funding Master Trust:
350,000	8.500% due 2/15/08	384,825
625,000	9.125% due 10/13/10 (f)	735,937
100,000	8.000% due 11/15/11	114,000
775,000	7.375% due 12/15/14	870,325
200,000	9.250% due 3/30/18 (c)	254,000
525,000	Series I, 9.500% due 9/15/27 (c)	678,563

	Total Mexico	3,037,650

	TOTAL CORPORATE BONDS & NOTES (Cost — $5,261,911)	5,468,412

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited) (continued)

May 31, 2005

Warrants	Security	Value
WARRANT — 0.3%
Venezuela — 0.3%
10,570	Republic of Venezuela Oil-linked Payment Obligation, expires 4/15/20 (Cost — $0)	$221,970

	TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS (Cost — $61,451,376)	67,010,045

Face Amount
SHORT-TERM INVESTMENTS — 11.2%
REPURCHASE AGREEMENTS — 1.9%
$1,000,000	Interest in $579,182,000 joint tri-party repurchase agreement dated 5/31/05 with Merrill Lynch & Co., Inc., 3.020% due 6/1/05, Proceeds at maturity - $1,000,084; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.980% due 6/8/05 to 2/12/24; Market value - $1,020,001) (f)	1,000,000
318,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deutche Bank Securites, Inc., 3.050% due 6/1/05, Proceeds at maturity- $318,027; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market value - $324,360) (f)	318,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $1,318,000)	1,318,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 9.3%
6,515,925	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $6,515,925)	6,515,925

	TOTAL SHORT-TERM INVESTMENTS (Cost — $7,833,925)	7,833,925

	TOTAL INVESTMENTS — 106.8% (Cost — $69,285,301#)	74,843,970
	Liabilities In Excess of Other Assets — (6.8)%	(4,788,888)

	TOTAL NET ASSETS — 100.0%	$70,055,082

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Security is currently in default.

(b)	Variable rate securities or step coupon bonds. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of security is on loan.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security is segregated as collateral for swap transactions.

‡	Argentina bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina. On June 6, 2005 bonds were exchanged for Republic of Argentina Discount Bonds 5.830% due 12/31/33, which is denominated in Argentina peso.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
FLIRB	— Front-Loaded Interest Reduction Bonds

Currency abbreviations used in this schedule:

DEM	— German Mark
EUR	— Euro Currency
ITL	— Italian Lira

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Institutional High Yield Bond Fund (“High Yield Bond Fund”) and Salomon Brothers Institutional Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) are funds constituting the Salomon Brothers Institutional Series Funds Inc (“Series”). The Series is an open-end investment company incorporated in Maryland on January 19, 1996.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(e) Credit Default Swaps. The Funds enter into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Funds are required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds keep the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

Notes to Schedule of Investments (unaudited) (continued)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statement of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk. The Funds invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Investment Transactions. Investment transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Bond	$6,556,847	$(8,071,866)	$(1,515,019)
Emerging Markets Debt Fund	5,590,631	(31,962)	5,558,669

At May 31, 2005, the Emerging Markets Debt Fund had the following interest rate swap contracts:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.
Effective Date:	3/17/05
Notional Amount:	$2,000,000
Payments Made by Fund:	Fixed Rate, 3.75%
Payments Received by Fund:	Floating Rate, (LIBOR)
Termination Date:	3/20/10
Unrealized Appreciation as of 05/31/05:	$35,067

At May 31, 2005, the Emerging Markets Debt Fund loaned securities having a market value of $6,130,658. The Fund received cash collateral amounting to $6,515,925 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Institutional Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: July 28, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date: July 28, 2005